OPERATING LEASES - Minimum Contractual Future Revenues to be Received (Details) $ in Thousands	Dec. 31, 2022 USD ($)
Leases [Abstract]
2023	$ 305,786
2024	228,761
2025	191,659
2026	103,977
2027 and thereafter	71,385
Total minimum contractual future revenues	$ 901,568